USAA MUTUAL FUNDS TRUST

USAA Aggressive Growth Fund	USAA Income Stock Fund
USAA Capital Growth Fund	USAA Intermediate-Term Bond Fund
USAA Growth & Income Fund	USAA Science & Technology Fund
USAA Growth Fund	USAA Short-Term Bond Fund
USAA High Income Fund	USAA Small Cap Stock Fund
USAA Income Fund	USAA Value Fund

Supplement dated November 9, 2021, to the Statutory Prospectuses dated

December 1, 2020 ("Prospectuses"), as Supplemented

The last paragraph under "Dividends and Other Distributions" found under the section titled Shareholder Information has been deleted in its entirety and replaced with the following in the above-named Prospectuses:

The Fund automatically reinvests all income dividends and capital gain distributions, if any, on a share class in additional shares of that class unless you request to receive those distributions in cash by way of check or by way of electronic funds transfer. When you choose to receive cash dividends by way of electronic funds transfer, we will send them to you after the distribution date each month. The share price will be the NAV per share of the class computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share of the class by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution (as explained below under the section titled Taxes). Some or all distributions may be subject to taxes.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks. The Fund will invest in your account any dividend or other distribution payment returned to the Fund by your financial institution at the current NAV per share.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

12.1.STATPRO-SUP(1121)

USAA MUTUAL FUNDS TRUST

USAA Money Market Fund

Supplement dated November 9, 2021, to the Statutory Prospectus dated December 1, 2020 ("Prospectus")

The last paragraph under "Dividends and Other Distributions" found under the section titled Shareholder Information has been deleted in its entirety and replaced with the following in the above-named Prospectus:

Ordinarily, any net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders, or may not make a distribution, when considered appropriate or necessary. For example, the Fund could make one or more additional distributions to avoid the imposition of any federal income or excise taxes.

The Fund automatically reinvests all income dividends and capital gain distributions, if any, in additional shares unless you request to receive those distributions in cash by way of check or by way of electronic funds transfer. When you choose to receive cash dividends by way of electronic funds transfer, we will send them to you after the distribution date each month.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks. The Fund will invest in your account any dividend or other distribution payment returned to the Fund by your financial institution at the current NAV per share.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

MMF.STATPRO-SUP(1121)

USAA MUTUAL FUNDS TRUST

USAA Global Managed Volatility Fund USAA Ultra Short-Term Bond Fund

Supplement dated November 9, 2021, to the Statutory Prospectuses dated

May 1, 2021 ("Prospectuses"), as Supplemented

The last paragraph under "Dividends and Other Distributions" found under the section titled Shareholder Information has been deleted in its entirety and replaced with the following in the above-named Prospectuses:

The Fund automatically reinvests all income dividends and capital gain distributions, if any, on a share class in additional shares of that class unless you request to receive those distributions in cash by way of check or by way of electronic funds transfer. When you choose to receive cash dividends by way of electronic funds transfer, we will send them to you after the distribution date each month. The share price will be the NAV per share of the class computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share of the class by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution (as explained below under the section titled Taxes). Some or all distributions may be subject to taxes.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks. The Fund will invest in your account any dividend or other distribution payment returned to the Fund by your financial institution at the current NAV per share.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

5.1.STATPRO-SUP(1121)

USAA MUTUAL FUNDS TRUST

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Global Equity Income Fund

USAA Target Managed Allocation Fund

Supplement dated November 9, 2021,

to the Statutory Prospectuses dated

August 1, 2021 ("Prospectuses")

The last paragraph under "Dividends and Other Distributions" found under the section titled Shareholder Information has been deleted in its entirety and replaced with the following in the above-named Prospectuses:

The Fund automatically reinvests all income dividends and capital gain distributions, if any, on a share class in additional shares of that class unless you request to receive those distributions in cash by way of check or by way of electronic funds transfer. When you choose to receive cash dividends by way of electronic funds transfer, we will send them to you after the distribution date each month. The share price will be the NAV per share of the class computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share of the class by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution (as explained below under the section titled Taxes). Some or all distributions may be subject to taxes.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks. The Fund will invest in your account any dividend or other distribution payment returned to the Fund by your financial institution at the current NAV per share.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

8.1.STATPRO-SUP(1121)

USAA MUTUAL FUNDS TRUST

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated November 9, 2021,

to the Statutory Prospectus dated May 1, 2021 ("Prospectus")

The last paragraph under "Dividends and Other Distributions" found under the section titled Shareholder Information has been deleted in its entirety and replaced with the following in the above-named Prospectus:

Each Target Retirement Fund automatically reinvests all income dividends and capital gain distributions, if any, in additional shares of the Fund unless you request to receive those distributions in cash by way of check or by way of electronic funds transfer. When you choose to receive cash dividends by way of electronic funds transfer, we will send them to you after the distribution date each month. The share price will be the NAV per share computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution (as explained below under the section titled Taxes). Some or all distributions may be subject to taxes.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks. Each Target Retirement Fund will invest in your account any dividend or other distribution payment returned to the Fund by your financial institution at the current NAV per share.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TR.STATPRO-SUP(1121)

USAA MUTUAL FUNDS TRUST

USAA 500 Index Fund

USAA Nasdaq-100 Index Fund

USAA Extended Market Index Fund

Supplement dated November 9, 2021,

to the Statutory Prospectus

dated May 1, 2021 ("Prospectus") , as Supplemented

The last paragraph under "Dividends and Other Distributions" found under the section titled Shareholder Information has been deleted in its entirety and replaced with the following in the above-named Prospectus:

Each Fund automatically reinvests all income dividends and capital gain distributions, if any, on a share class in additional shares of that class unless you request to receive those distributions in cash by way of check or by way of electronic funds transfer. When you choose to receive cash dividends by way of electronic funds transfer, we will send them to you after the distribution date each month. The share price will be the NAV per share of the class computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share of the class by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution (as explained below under the section titled Taxes). Some or all distributions may be subject to taxes.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks. Each Fund will invest in your account any dividend or other distribution payment returned to the Fund by your financial institution at the current NAV per share.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

INDEX.STATPRO-SUP(1121)

USAA MUTUAL FUNDS TRUST

USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA Tax Exempt Money Market Fund

Supplement dated November 9, 2021,

to the Statutory Prospectus dated August 1, 2021 ("Prospectus")

The last paragraph under "Dividends and Other Distributions" found under the section titled Shareholder Information has been deleted in its entirety and replaced with the following in the above-named Prospectus:

Each Fund automatically reinvests all income dividends and capital gain distributions, if any, on a share class in additional shares of that class unless you request to receive those distributions in cash by way of check or by way of electronic funds transfer. When you choose to receive cash dividends by way of electronic funds transfer, we will send them to you after the distribution date each month. The share price will be the NAV per share of the class computed on the ex-distribution date. Any distribution made by the Fund will reduce the NAV per share of the class by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution (as explained below under the section titled Taxes). Some or all distributions may be subject to taxes.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks. Each Fund will invest in your account any dividend or other distribution payment returned to the Fund by your financial institution at the current NAV per share.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TEF.STATPRO-SUP(1121)